Fees Summary	Sep. 16, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,453,000
Previously Paid Amount	0.00
Total Fee Amount	362.06
Total Offset Amount	0.00
Net Fee	362.06
Narrative - Max Aggregate Offering Price	$ 2,453,000
Final Prospectus	true